Summary of significant accounting policies (Details Narrative)	1 Months Ended			12 Months Ended				53 Months Ended
	May 31, 2022	Apr. 30, 2019	Apr. 30, 2018	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Distribute percentage of earnings after eliminating Variable interest entity accumulated losses					95.00%
Percentage of Variable interest entity after tax net income gain loss					10.00%
Percentage of service fee is subject value added sales tax					6.00%
Percentage of service fee is subject value added other taxe					12.00%
Percentage of service fee is subject value added tax								6.00%	6.00%
Subject to corporate income tax maximum percentage of net income loss					25.00%
Cash, FDIC insured amount | ¥								¥ 500,000.0
Allowance for doubtful accounts						$ 8,094			$ 7,249
Inventory reserve						0			49,652
Allowance for doubtful debts relating to advances to suppliers					$ 3,258
Amortization expenses				$ 218,317
Contract liabilities, current						12,177			637,165
Cash maintained with People's Republic of China						$ 3,985,359			$ 76,308,051
Exchange rates (per RMB1)						0.1552		0.1406	0.1406
Average exchange rates					0.1521	0.1540	0.1427
Applicable VAT rate			17
Represents the tax rate depending on the type of goods involved.		13						16
Weighted average number share basic	one-for-twenty-five					4,113,700	649,794
Weighted average number share diluted						4,178,208
Basic and diluted earnings per ordinary share						0.56	1.25
Basic and diluted earnings per ordinary share for continuing operations						0.58	1.66
Discontinued operations, the basic and diluted loss per ordinary share						0.01	0.41
Investment Interest Rate						2.00%		2.05%	2.05%
Short-term deposit						$ 2,793,556			$ 35,144,444
Shipping and handling
Shipping and handling expenses					$ 244,490	235,956	$ 202,171
Amortization expenses
Amortization expenses				$ 6,748	$ 31,984	$ 46,085	$ 42,758